AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2013	2012
Amortized cost	75,657	55,092
Accumulated net unrealized gain	1,268	569
Carrying value	76,925	55,661